Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of presentation and principles of consolidation
(a)	Basis of presentation and principles of consolidation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The consolidated financial statements include the financial statements of the Company and all its majority-owned and controlled subsidiaries. The Company does not have interests in any variable interest entities. All significant intercompany balances and transactions have been eliminated upon consolidation. The Company has included the results of operations of acquired companies from the date of acquisition. Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of estimates
(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses in the financial statements and accompanying notes. The significant accounting estimates which have had an impact on the Company’s financial statements include but not limited to share-based compensation, impairment of intangible assets, impairment of long-lived assets, allowance for sales returns, allowance for doubtful accounts, inventories write-down, provision for warranty expenses, economic useful lives of property, plant and equipment and intangible assets, accrued liabilities, income taxes and tax valuation allowances. Actual results could differ from those estimates.

Cash and cash equivalents
(c)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid short-term deposits which are unrestricted as to withdrawal and use, and which have original maturities less than three months.

An amount of $89,250 as of December 31, 2012 included in cash and cash equivalents are compensating balance arrangement in relation to bank loans (see Note 10 for details).

Restricted cash and restricted investment
(d)	Restricted cash and restricted investment

Restricted cash and restricted investment are cash and investment that are restricted as to withdrawal or usage. For restriction which is not expected to be released within one year of the balance sheet date, restricted cash and restricted investment will be classified as non-current.

Restricted cash and restricted investment as of December 31, 2012 consisted of restricted cash and restricted investment amounted to $7,246 and $14,282 respectively. Restricted cash as of December 31, 2012 was primarily purchase consideration in connection with the Company’s acquisition of certain of its PRC subsidiaries held in escrow accounts which were opened by escrow agents for the Company and payable to the sellers in 2013 according to the terms set forth in the Company’s acquisition agreements.

Restricted investment as of December 31, 2012 was primarily purchase consideration in connection with the Company’s acquisition of a PRC subsidiary being put into short-term investment placed with a bank under escrow account which is opened by escrow agent for the Company. The restricted investment consisted of Chinese Renminbi (“RMB”) financial product in a principal amount of $14,282 placed with and guaranteed by the high-credit quality bank which carried interest at 4.0% per annum and contractually mature in April 2013. The restricted investment and its associated interest income will be transferred to seller in 2013 according to the terms set forth in the acquisition agreement.

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Short-term investments
(e)	Short-term investments

Short-term investments consist of highly liquid investments with maturities greater than 90 days and less than one year at the date of purchase.

As of December 31, 2011, short-term investments mainly consisted of i) investments in RMB financial products in an aggregate principal amount of $331,817 placed with and guaranteed by high-credit quality banks which carry interest at 7.0% per annum and contractually mature in 2012; and ii) investments in entrusted loan arrangement in an aggregate principal amount of $143,899 placed with and guaranteed by a high-credit quality bank for onward lending to third parties which carry interest at 7.0% per annum and contractually mature in 2012.

As of December 31, 2012, short-term investments mainly consisted of investments in RMB financial products in an aggregate principal amount of $596,480 placed with and guaranteed by high-credit quality banks which carry interest ranging from 3.1% to 6.2% per annum and contractually mature at various periods throughout 2013.

Investment in financial products is stated in the balance sheet at the principal amount plus accrued interest income. Interest income is calculated at the specified interest rate and is recognized as interest income on the consolidated statements of operations.

Accounts receivable, net
(f)	Accounts receivable, net

Receivables in the consolidated balance sheets are stated net of allowance for doubtful accounts. Receivables with original maturities dated more than one year from the balance sheet date are classified as non-current. The Company maintains allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowance is determined by (i) analyzing specific customer accounts that have known or potential collection issues, and (ii) then applying historical loss rates to the remaining accounts receivable balances based on aging. For purposes of analyzing specific accounts receivable with known or potential collection issues, the Company considers factors such as the background of the customer and its current affairs, on-going or historical disputes, litigation and going concerns.

The Company purchases export credit insurance to mitigate the risk of loss and accounts receivable impairment on shipments to our international distributors who have purchased our products under credit terms. Under these arrangements, the Company’s insurer reviews the relevant customer contract and sales invoice and establishes a specified insurable amount (generally ranging from 80-90% of the outstanding invoice amount) based on the insurer’s assessment of collectability. The Company records provisions for estimated losses on receivable balances covered by export credit insurance based on specific identification. Such provision is made on 100% of the accounts receivable in question. After provision is made, the Company considers if an insurance receivable should be recorded. We record an insurance receivable only when recoveries are probable, which is when the Company has submitted a claim with all necessary information, on the basis that there is a legally enforceable contract, for the insurable amounts. The Company has historically received related insurance claims payment within 12-18 months of filing the claim.

Inventories
(g)	Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is calculated using the standard costing, which approximates average costing. Write downs of potentially obsolete or slow-moving inventories are recorded based on the management’s specific analysis of future sales forecasts and economic conditions.

Property, plant and equipment, net
(h)	Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation and impairment loss, if any. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment are included in income from operations. Repairs and maintenance costs are expensed as incurred.

Depreciation is computed on a straight-line basis over the estimated useful lives of assets as follows:

Classification	Years
Land	Indefinite
Buildings and leasehold improvements	Shorter of lease term or 15 to 50 years
Plant and machinery	3 to 10 years
Electronic equipment, furniture and fixtures	3 to 8 years
Motor vehicles	5 years

Land use rights, net
(i)	Land use rights, net

Land use rights represent fees paid to acquire the right to use the land in the PRC for a specified period of time and are stated at cost less accumulated amortization and impairment loss, if any. Amortization is computed using straight-line basis over their respective lease periods, ranging from 20 to 50 years

Intangible assets, net
(j)	Intangible assets, net

Intangible assets with finite useful lives consist of tradenames, completed technologies, core technologies, and customer relationships. They are carried at cost less accumulated amortization and impairment loss, if any. Amortization is computed using straight-line basis over their estimated useful lives, ranging from 3 to 20 years.

Intangible assets with infinite lives, excluding goodwill are carried at cost and are not subject to amortization. It primarily consists of tradenames. It is tested for impairment at the reporting unit level on at least an annual basis or when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount in accordance with ASC 350, “Intangibles—Goodwill and Other” (“ASC 350”). The evaluation of indefinite-lived intangible assets for impairment involves two steps. The first step is to compare the fair value of the reporting unit with its carrying amount. If the fair value of the reporting unit is less than the carrying value, a second step is performed to determine the implied fair value of indefinite-lived intangible assets. If the implied fair value of indefinite-lived intangible assets is lower than its carrying value, an impairment charge equal to the difference is recorded. No impairments of indefinite-lived intangible assets were identified during any of the years presented.

Goodwill
(k)	Goodwill

Goodwill represents the excess of the purchase price plus fair value of non-controlling interests over the fair value of identifiable assets and liabilities acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on at least an annual basis or when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount in accordance with ASC 350. The evaluation of goodwill for impairment involves two steps. The first step is to compare the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is less than the carrying value, a second step is performed to determine the implied fair value of goodwill. If the implied fair value of goodwill is lower than its carrying value, an impairment charge equal to the difference is recorded. No impairments of goodwill were identified during any of the years presented.

Impairment of long-lived assets
(l)	Impairment of long-lived assets

In accordance with ASC 360, “Impairment or Disposal of Long-Lived Assets”, the Company evaluates the carrying value of its long-lived assets such as intangible assets subject to amortization, property, plant and equipment and land use rights whenever events or changes in circumstance indicate that the carrying amount of the assets may not be recoverable. If the sum of the projected undiscounted cash flows expected to be generated from the asset’s use and eventual disposition is less than the carrying amount of the long-lived assets, the Company would recognize an impairment loss based on the difference between the estimated fair values of the assets calculated using a discounted cash flow and the carrying amount. A non-cash impairment loss of $nil, $nil and $308 were recorded for intangible assets during the years ended December 31, 2010, 2011 and 2012 respectively.

Management judgment is required in the area of asset impairment, particularly in assessing whether an event has occurred that indicates potential impairment. The estimation of future cash flows attributable to assets require significant judgment based on the Company’s historical and anticipated results and are subject to many factors. Different assumptions and judgments could materially affect estimated future cash flows relating to assets which could trigger impairment.

Revenue recognition
(m)	Revenue recognition

The Company generates revenue from sale of medical devices. The medical devices that the Company sells include a software element, which is essential to the functionality of the tangible medical devices. Therefore, revenues from the sale of medical devices are recognized when all of the following conditions have been satisfied:

•	There is persuasive evidence of an arrangement;

•	Delivery has occurred (e.g., an exchange has taken place);

•	The sales price is fixed or determinable; and

•	Collectability is reasonably assured.

All sales are based on firm customer orders with fixed terms and conditions. The Company does not provide its customers with general right of return, price protection or cash rebates. The sales arrangements do not include any significant post customer support services and does not provide customers with upgrades. Accordingly, revenue from the sale of products is typically recognized upon shipment, when the terms are free-on-board shipping point, or upon delivery. For products sold with installation service, revenue is allocated to the products and installation service elements if the products delivered have standalone value to the customer, and based on the price at which the product and installation service are expected to be sold on a standalone basis. For sales of services, revenue is recognized in period in which the services rendered.

The Company offers sales incentives to certain customers in the form of free products if they meet certain level of purchases. The costs of these sales incentives are estimated and accrued as cost of revenues with a corresponding increase in current liability at the time of revenue recognition based on the Company’s past experience and its customers’ purchase history.

The Company presents revenues net of value-added tax (“VAT”). The VAT represents a 17% tax collected from customers on behalf of the tax authority, which amounts to $47,031, $60,379 and $78,024 for the years ended December 31, 2010, 2011 and 2012 respectively, offset by a 14% VAT refund which the Company is entitled to for sales of products with embedded self-developed software of $17,690, $21,525 and $26,898 respectively for the years ended December 31, 2010, 2011 and 2012. The VAT refunds are recognized on an accrual basis.

Warranty provision
(n)	Warranty provision

The Company provides a warranty provision at the time product revenue is recognized based on the historical rate of warranty services rendered. Such provision is included in cost of revenues on the consolidated statements of operations. The provision is reviewed during the year and is adjusted, if appropriate, to reflect new product offerings or changes in experience. Actual warranty claims are tracked by product line. Movements in accrued warranty provision which is included in other payables on the consolidated balance sheets as of December 31, 2010, 2011 and 2012 were as follows:

	December 31,
	2010	2011	2012
Balance, beginning of year	$4,172	$5,822	$9,342
Warranty liabilities assumed in connection with acquisitions	—	15	—
Provision made during the year	9,007	13,165	12,714
Settlement made during the year	(7,357)	(9,660)	(10,789)
Foreign currency translation adjustments	—	—	150

Balance, end of year	$5,822	$9,342	$11,417

Shipping and handling costs
(o)	Shipping and handling costs

Shipping and handling costs are included in cost of revenues on the consolidated statements of operations. For the years ended December 31, 2010, 2011 and 2012, shipping and handling costs were $13,979, $18,189 and $ 21,230, respectively.

Government subsidies
(p)	Government subsidies

Government subsidies include cash subsidies and advance subsidies received from the PRC government as recorded by the PRC subsidiaries of the Company. Such subsidies are generally provided in relation to the development of new high-technology medical products, purchase of export credit insurance as well as State and/or local government incentives which aim to encourage entities to invest in high-technology industry in the region and to file patent applications for new invention. Subsidies are recognized as deferred income when received and recognized as other income when all the conditions for their entitlement have been satisfied. Subsidies recognized as other income on the consolidated statements of operations were $5,093, $1,960 and $1,725 for the years ended December 31, 2010, 2011 and 2012, respectively.

Software development costs
(q)	Software development costs

The Company capitalizes software development costs in accordance with ASC 985-20, “Costs of Software to be Sold, Leased or Marketed”. Software development costs are capitalized after technological feasibility is established upon completion of a working model or detailed software design specification. Once the software products become available for general releases to the public, the Company amortizes costs over the related product’s estimated economic useful life to cost of revenues ranging from 3 to 7 years. Net capitalized software development costs were included in intangible assets on the consolidated balance sheets as “core technology”. Total amount capitalized during December 31, 2010, 2011 and 2012 were $8,837, $14,040 and $12,073 respectively.

Net capitalized software development costs as of December 31, 2011 and 2012 consisted of the following:

	December 31,
	2011	2012
Capitalized software development costs	$33,046	$45,203
Less: Accumulated amortization	(2,779)	(7,055)

Total net capitalized software development costs	$30,267	$38,148

Amortization expenses were $138, $2,574 and $4,189 for the years ended December 31, 2010, 2011 and 2012, respectively.

Research and development costs
(r)	Research and development costs

Research and development (“R&D”) costs are incurred in the development of the new products and processes, including significant improvements and refinements to existing products. R&D costs are expensed as incurred, except for software development costs as disclosed in Note 2(q).

Advertising expenses
(s)	Advertising expenses

Advertising costs are expensed as incurred. Advertising expenses were $1,348, $1,727 and $1,921 for the years ended December 31, 2010, 2011 and 2012, respectively, and were included in selling expenses on the consolidated statements of operations.

Staff retirement plan costs
(t)	Staff retirement plan costs
The Company’s costs related to its defined contribution staff retirement plans are expensed as incurred (See Note 18).
Share-based compensation
(u)	Share-based compensation

The Company accounts for share-based compensation to employees of the Company based on the fair value of the share options or restricted shares at grant date. The Company elected to use the Black-Scholes Option Pricing Model to determine the fair value of share options on the dates of grant. Restricted shares are measured based on the fair market values of the underlying stock on the dates of grant. Share-based compensation expense is recognized in accordance with ASC 718, “Compensation—Stock compensation”, using the graded vesting attribution over the vesting period when it is probable that the performance condition will be achieved.

Operating leases
(v)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

Derivative instruments
(w)	Derivative instruments

ASC 815, “Accounting for Derivative Instruments and Hedging Activities” (“ASC 815”) requires every derivative instrument (including certain derivative instruments embedded in other contracts) to be recorded on the balance sheet at fair value as either an asset or a liability. ASC 815 also requires that changes in the fair value of recorded derivatives be recognized currently in earnings unless specific hedge accounting criteria are met.

The Company entered into various forward contracts to limit its exposure to fluctuation in foreign currency exchange rates during 2011 and 2012. According to ASC 815, all these forward contracts are not accounted for under hedge accounting. The notional amounts of these forward contracts were $64,624 and $8,451 as of December 31, 2011 and 2012 respectively. These instruments are recorded at their fair value amounting to $891 and $56 as of December 31, 2011 and 2012 respectively and were all included in short-term investments on the consolidated balance sheets. The Company recorded a gain on derivative instruments of $891 and a loss on derivative instruments of $835 during the years ended December 31, 2011 and 2012 respectively. Such gain/(loss) on derivative instruments was recorded to general and administrative expenses on the consolidated statements of operations.

Income taxes
(x)	Income taxes

The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry-forwards and credits, and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using the enacted tax rates in effect for the year in which differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

Basic and diluted earnings per share
(y)	Basic and diluted earnings per share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share give effect to all dilutive potential ordinary shares outstanding during the period. The weighted average number of ordinary shares outstanding is adjusted to include the number of additional ordinary shares that would have been outstanding if the dilutive potential ordinary shares had been issued. Potential ordinary shares are calculated using the treasury stock method and consist of unvested restricted stock and the incremental common shares issuable upon the exercise of share options.

Foreign currency transactions
(z)	Foreign currency transactions

The functional currency of the Company is the U.S. dollar (“USD”). The functional currency of the Company’s foreign subsidiaries and branches is the applicable local currency. All transactions in currencies other than functional currencies during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the statement of operations.

Assets and liabilities of non-US dollar functional currency entities are translated into U.S. dollars using the applicable exchange rates at the balance sheet date. Items in the statements of operations are translated into U.S. dollars using the average exchange rate during the period. Equity accounts were translated at their historical exchange rates. The resulting translation adjustments are accumulated as a component of accumulated other comprehensive income in the statement of shareholders’ equity.

Comprehensive income
(aa)	Comprehensive income

Comprehensive income is defined to include all changes in equity during a period from transactions and other events and circumstances from nonowner sources. During the periods presented, the Company’s comprehensive income includes its net income and foreign currency translation adjustments. Comprehensive income is presented in the consolidated statements of comprehensive income.

Fair value disclosures
(bb)	Fair value disclosures

The fair value of a financial instrument is the amount at which the financial instrument would be exchanged in a current transaction between willing parties. The carrying amounts of cash and cash equivalents, restricted cash and restricted investment, short-term investments, accounts receivable, value added tax receivables, other receivables, prepayments and deposits, short-term bank loans, notes payable, accounts payable, advances from customers, salaries payable, other payables, purchase consideration payable, income tax payable and other taxes payable approximate their fair values due to the short-term nature of these instruments.

Fair value measurement
(cc)	Fair value measurement

On January 1, 2010, the Company adopted the amendment to improve the disclosures about fair value measurements. The adoption of the authoritative guidance did not materially affect the Company’s results and financial condition.

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Company applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The estimated fair values of the Company’s financial assets and liabilities classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Fair Value Measurements Using
	Total Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2010
Cash and cash equivalents	$137,502	$137,502	$—	$—
Short-term investments	296,003	—	296,003	—
Long-term bank loan	—	—	—	—
As of December 31, 2011
Cash and cash equivalents	124,311	124,311	—	—
Short-term investments	479,173	—	479,173	—
Long-term bank loan	35,025	—	35,025	—
As of December 31, 2012
Cash and cash equivalents Restricted cash	247,859 7,246	247,859 7,246	— —	— —
Restricted investment	14,282	—	14,282	—
Short-term investments	615,003	—	615,003	—
Long-term bank loan	50,039	—	50,039	—

Concentration of credit risk
(dd)	Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and restricted investments, short-term investments, derivative instruments and accounts receivable.

The Company places its cash and cash equivalents and restricted cash with high-credit quality financial institutions and a significant portion of them is placed with financial institutions in the PRC. All the short-term investments and restricted investment of the Company are with capital guaranteed by high-credit quality financial institutions in the PRC. The derivative instruments expose the Company to credit risk to the extent that its counterparties may be unable to meet the terms of the agreements. The Company seeks to mitigate this risk by limiting its counterparties to high-credit quality financial institutions in the PRC and Hong Kong. Although there is no official deposit insurance program or any agency similar to the Federal Deposit Insurance Corporation (FDIC) in the PRC, the Company believes that the risk of failure of any of these PRC banks and HK banks is remote and no significant credit risks exist.

Accounts receivable are typically unsecured and are derived from revenues earned from customers. The Company generally requires upfront payment or a significant installment prior to delivery of their products and performs ongoing credit evaluation of its customers. The Company purchases export credit insurance to mitigate the risk of loss and accounts receivable impairment on shipments to our international distributors as disclosed in Note 2(f). In addition, no one customer accounts to 10% or more of the Company’s total revenues during the periods presented. The Company believes that no significant credit risk exists as credit loss.

Recently issued accounting standards
(ee)	Recently issued accounting standards

In July 2012, the FASB issued Accounting Standards Update No. 2012-02. Previous guidance in Subtopic 350-30 required an entity to test indefinite-lived intangible assets for impairment, on at least an annual basis, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. In accordance with the amendments in this Update, an entity will have an option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that the asset is impaired. Permitting an entity to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance in Update 2011-08. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company adopted this Update in fiscal year 2012 and elected to bypass the qualitative assessment and directly performed the quantitative impairment test, and the adoption does not have a significant impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02 “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income“. The new amendments will require the Company to:

•

Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income–but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period

•

Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

For public entities, this ASU is effective prospectively for reporting periods beginning after December 15, 2012. The Company will adopt the ASU in fiscal year 2013, if applicable. The Company does not expect the adoption will have a significant impact on the Company’s consolidated financial statements.